Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and accrued income including contract assets [abstract]
Schedule of prepaid expenses and accrued revenues

Skr mn	Dec 31, 2025	Dec 31, 2024
Interest income accrued	7,721	8,097
Prepaid expenses and other accrued revenues	54	48
Total	7,775	8,145